Shareholder Report	12 Months Ended
Aug. 31, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Putnam Asset Allocation Funds
Entity Central Index Key	0000914209
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Putnam Multi-Asset Income Fund
Class Name	Class A
Trading Symbol	PMIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$91	0.88%
[1]
Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class A shares of Putnam Multi-Asset Income Fund returned 6.70%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class A	6.70	3.70	3.97
Class A (with sales charge)	2.44	2.86	3.22
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
[2]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 222,866,680
Holdings Count | $ / shares	1,679
Advisory Fees Paid, Amount	$ 528,712
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition† (% of Total Net Assets)	[3],[4]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class C
Shareholder Report [Line Items]
Fund Name	Putnam Multi-Asset Income Fund
Class Name	Class C
Trading Symbol	PMICX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$168	1.63%
[5]
Expenses Paid, Amount	$ 168
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class C shares of Putnam Multi-Asset Income Fund returned 5.95%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class C	5.95	2.92	3.18
Class C (with sales charge)	4.95	2.92	3.18
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
[6]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 222,866,680
Holdings Count | $ / shares	1,679
Advisory Fees Paid, Amount	$ 528,712
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition† (% of Total Net Assets)	[7],[8]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class P
Shareholder Report [Line Items]
Fund Name	Putnam Multi-Asset Income Fund
Class Name	Class P
No Trading Symbol	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class P	$49	0.47%
[9]
Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class P shares of Putnam Multi-Asset Income Fund returned 7.23%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class P	7.23	4.71	5.03
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
[10]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 222,866,680
Holdings Count | $ / shares	1,679
Advisory Fees Paid, Amount	$ 528,712
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition† (% of Total Net Assets)	[11],[12]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R
Shareholder Report [Line Items]
Fund Name	Putnam Multi-Asset Income Fund
Class Name	Class R
Trading Symbol	PMIRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$116	1.12%
[13]
Expenses Paid, Amount	$ 116
Expense Ratio, Percent	1.12%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R shares of Putnam Multi-Asset Income Fund returned 6.44%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R	6.44	3.45	3.71
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
[14]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 222,866,680
Holdings Count | $ / shares	1,679
Advisory Fees Paid, Amount	$ 528,712
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition† (% of Total Net Assets)	[15],[16]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R5
Shareholder Report [Line Items]
Fund Name	Putnam Multi-Asset Income Fund
Class Name	Class R5
Trading Symbol	PMILX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R5	$64	0.62%
[17]
Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.62%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R5 shares of Putnam Multi-Asset Income Fund returned 6.98%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R5	6.98	3.98	4.24
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
[18]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 222,866,680
Holdings Count | $ / shares	1,679
Advisory Fees Paid, Amount	$ 528,712
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition† (% of Total Net Assets)	[19],[20]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class R6
Shareholder Report [Line Items]
Fund Name	Putnam Multi-Asset Income Fund
Class Name	Class R6
Trading Symbol	PMIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$53	0.51%
[21]
Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class R6 shares of Putnam Multi-Asset Income Fund returned 7.17%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class R6	7.17	4.09	4.34
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
[22]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 222,866,680
Holdings Count | $ / shares	1,679
Advisory Fees Paid, Amount	$ 528,712
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition† (% of Total Net Assets)	[23],[24]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents
Class Y
Shareholder Report [Line Items]
Fund Name	Putnam Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	PMIYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Putnam Multi-Asset Income Fund for the period September 1, 2024, to August 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) 225-1581.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(800) 225-1581
Additional Information Website	https://www.franklintempleton.com/regulatory-fund-documents
Expenses [Text Block]	WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class Y	$65	0.63%
[25]
Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended August 31, 2025, Class Y shares of Putnam Multi-Asset Income Fund returned 7.05%. The Fund compares its performance to the Putnam Multi-Asset Income Blended Benchmark†, which returned 7.40% for the same period.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑	Global Fixed Income strategy
↑	High Yield Fixed Income strategy
↑	International High Dividend Equity strategy

Top detractors from performance:
↓	U.S. High Dividend Equity strategy
Use of derivatives and the impact on performance:
The Fund utilized futures to manage its duration and yield curve exposure, which had a negative impact on performance.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended August 31, 2025

	1 Year	5 Year	Since Inception (12/31/2019)
Class Y	7.05	3.98	4.24
Bloomberg U.S. Aggregate Index	3.14	-0.68	0.57
Putnam Multi-Asset Income Blended Benchmark†	7.40	4.28	4.84
[26]
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Sep. 01, 2024
Updated Performance Information Location [Text Block]
For current month-end performance, please call Franklin Templeton at (800) 225-1581 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.

Net Assets	$ 222,866,680
Holdings Count | $ / shares	1,679
Advisory Fees Paid, Amount	$ 528,712
Investment Company Portfolio Turnover	101.00%
Additional Fund Statistics [Text Block]
KEY FUND STATISTICS (as of August 31, 2025)

Total Net Assets	$222,866,680
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	1,679
Total Management Fee Paid	$528,712
Portfolio Turnover Rate	101%

Holdings [Text Block]	WHAT DID THE FUND INVEST IN? (as of August 31, 2025) Portfolio Composition† (% of Total Net Assets)	[27],[28]
Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
Effective July 7, 2025, the Fund will use a wholly-owned subsidiary to hold the Fund’s commodity investments, if any. As a result, the Fund’s prospectus was amended to include the following: “The Fund generally expects to invest in commodity futures, swaps on commodity futures and other commodity-related derivative instruments primarily through a wholly-owned and controlled subsidiary (as described below) and to invest in other types of derivatives directly.”
Effective July 7, 2025, the Fund’s Prospectus was amended to include risk disclosure concerning the risk of exposure to physical commodities and commodity futures through investment in its wholly-owned and controlled subsidiary and concerning tax risk relating to investment through a subsidiary, and the risks associated with investing in a subsidiary that invests primarily in commodity-related instruments.
Effective November 1, 2024 (the “Effective Date”), Putnam Investments Limited (“PIL”), a sub-advisor of the Fund prior to the Effective Date, merged with and into Franklin Templeton Investment Management Limited (“FTIML”), a wholly-owned subsidiary of Franklin Resources, Inc. (the “Merger”). As of the Effective Date, PIL investment professionals became employees of FTIML, and the sub-advisory agreement between Franklin Advisers, Inc. (“Franklin Advisers”) and PIL with respect to the Fund was terminated. In connection with the Merger, the Fund’s Trustees approved a new sub-advisory agreement between Franklin Advisers and FTIML, pursuant to which FTIML became a sub-advisor of the Fund on the Effective Date.
Effective March 31, 2025, the portfolio managers for the Fund are Adrian Chan, Brett Goldstein, Jacqueline Kenney and Thomas A. Nelson.
This is a summary of certain changes to the Fund since September 1, 2024. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by January 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) 225-1581 or
funddocuments@putnam.com.

Updated Prospectus Phone Number	(800) 225-1581
Updated Prospectus Email Address	funddocuments@putnam.com
Updated Prospectus Web Address	https://www.franklintempleton.com/regulatory-fund-documents

[1]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[2]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[3]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[4]
†	Certain categories may represent less than 0.1%.

[5]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[6]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[7]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[8]
†	Certain categories may represent less than 0.1%.

[9]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[10]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[11]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[12]
†	Certain categories may represent less than 0.1%.

[13]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[14]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[15]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[16]
†	Certain categories may represent less than 0.1%.

[17]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[18]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[19]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[20]
†	Certain categories may represent less than 0.1%.

[21]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[22]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[23]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[24]
†	Certain categories may represent less than 0.1%.

[25]
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.

[26]
†	The Putnam Multi-Asset Income Blended Benchmark is comprised of 55% Bloomberg U.S. Aggregate Index, 22.5% Russell 3000 Index, 18% JPMorgan Developed High Yield Index, and 4.5% MSCI EAFE Index-NR.

[27]
U.S. Money Markets, if any, represent the market value weights of cash, short-term securities, and derivative notional offsets in the portfolio. Holdings and allocations may vary over time.

[28]
†	Certain categories may represent less than 0.1%.